PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Voya VACS Series EMHCD Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS : 58.8%
Angola : 1.2%
750,000
(1)
Angolan Government
International Bond,
8.000
%,
11/26/2029 $ 677,344
0.5
950,000  Angolan Government
International Bond,
8.750
%,
04/14/2032 845,203
0.7
1,522,547
1.2
Argentina : 1.8%
1,408,777
(2)
Argentine Republic
Government
International Bond,
0.750
% (Step
Rate @ 1.750%
on 07/09/2027),
07/09/2030 793,142
0.6
274,111  Argentine Republic
Government
International Bond,
1.000
%,
07/09/2029 157,905
0.1
2,556,220
(2)
Argentine Republic
Government
International Bond,
3.625
% (Step
Rate @ 4.125%
on 07/09/2024),
07/09/2035 1,078,405
0.9
526,019
(2)
Argentine Republic
Government
International Bond,
4.250
% (Step
Rate @ 5.000%
on 07/09/2024),
01/09/2038 242,495
0.2
2,271,947
1.8
Bahrain : 2.3%
2,000,000  Bahrain Government
International Bond,
7.375
%,
05/14/2030 2,090,625
1.7
800,000
(1)
Bahrain Government
International Bond,
7.500
%,
02/12/2036 819,250
0.6
2,909,875
2.3
Brazil : 2.8%
700,000  Brazilian Government
International Bond,
5.625
%,
02/21/2047 581,175
0.5
700,000  Brazilian Government
International Bond,
6.000
%,
10/20/2033 674,450
0.5
200,000  Brazilian Government
International Bond,
6.125
%,
03/15/2034 192,600
0.2
1,145,000  Brazilian Government
International Bond,
6.250
%,
03/18/2031 1,138,702
0.9
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Brazil: (continued)
900,000  Brazilian Government
International Bond,
7.125
%,
05/13/2054 $ 871,200
0.7
3,458,127
2.8
Chile : 0.7%
750,000  Chile Government
International Bond,
3.500
%,
01/31/2034 653,437
0.5
250,000  Chile Government
International Bond,
4.000
%,
01/31/2052 194,219
0.2
847,656
0.7
Colombia : 2.5%
500,000  Colombia Government
International Bond,
3.250
%,
04/22/2032 385,250
0.3
1,000,000  Colombia Government
International Bond,
4.125
%,
05/15/2051 604,250
0.5
750,000  Colombia Government
International Bond,
5.000
%,
06/15/2045 529,687
0.4
500,000  Colombia Government
International Bond,
6.125
%,
01/18/2041 422,125
0.3
664,000  Colombia Government
International Bond,
8.000
%,
04/20/2033 690,560
0.6
455,000  Colombia Government
International Bond,
8.000
%,
11/14/2035 468,878
0.4
3,100,750
2.5
Costa Rica : 1.0%
775,000  Costa Rica
Government
International Bond,
6.125
%,
02/19/2031 780,086
0.6
450,000
(1)
Costa Rica
Government
International Bond,
7.300
%,
11/13/2054 470,531
0.4
1,250,617
1.0
Cote d'Ivoire : 0.7%
300,000
(1)
Ivory Coast
Government
International Bond,
7.625
%,
01/30/2033 291,750
0.2
375,000
(1)
Ivory Coast
Government
International Bond,
8.250
%,
01/30/2037 363,281
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Cote d’Ivoire: (continued)
191,689
(3)
Ivory Coast
Government
International Bond
REGs,
5.750
%,
12/31/2032 $ 178,776
0.2
833,807
0.7
Dominican Republic : 2.9%
200,000
(1)
Dominican Republic
International Bond,
4.875
%,
09/23/2032 180,000
0.1
500,000
(1)
Dominican Republic
International Bond,
5.300
%,
01/21/2041 426,406
0.3
1,200,000  Dominican Republic
International Bond,
5.875
%,
01/30/2060 1,024,500
0.8
700,000  Dominican Republic
International Bond,
6.000
%,
07/19/2028 696,500
0.6
500,000
(1)
Dominican Republic
International Bond,
6.000
%,
02/22/2033 484,844
0.4
500,000
(1)
Dominican Republic
International Bond,
6.875
%,
01/29/2026 507,188
0.4
300,000
(1)
Dominican Republic
International Bond,
7.050
%,
02/03/2031 309,750
0.3
3,629,188
2.9
Ecuador : 1.0%
517,550
(1)(2)
Ecuador Government
International Bond,
2.500
% (Step
Rate @ 5.000%
on 07/31/2024),
07/31/2040 235,971
0.2
1,357,845
(1)(2)
Ecuador Government
International Bond,
3.500
% (Step
Rate @ 5.500%
on 07/31/2024),
07/31/2035 681,044
0.5
600,850
(1)(2)
Ecuador Government
International Bond,
6.000
% (Step
Rate @ 6.900%
on 07/31/2024),
07/31/2030 382,103
0.3
1,299,118
1.0
Egypt : 2.1%
1,000,000
(4)
Egypt Government
International Bond,
5.800
%,
09/30/2027 903,125
0.7
500,000
(1)
Egypt Government
International Bond,
7.500
%,
02/16/2061 336,094
0.3
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Egypt: (continued)
1,500,000
(1)
Egypt Government
International Bond,
8.700
%,
03/01/2049 $ 1,125,000
0.9
350,000
(1)
Egypt Government
International Bond,
8.875
%,
05/29/2050 267,969
0.2
2,632,188
2.1
El Salvador : 0.3%
443,000
(1)
El Salvador
Government
International Bond,
6.375
%,
01/18/2027 395,156
0.3
Gabon : 0.2%
300,000
(1)
Gabon Government
International Bond,
6.625
%,
02/06/2031 228,000
0.2
Ghana : 1.2%
550,000
(5)
Ghana Government
International Bond,
7.875
%,
03/26/2027 280,500
0.3
1,500,000
(5)
Ghana Government
International Bond,
7.875
%,
02/11/2035 773,906
0.6
750,000
(5)
Ghana Government
International Bond,
8.750
%,
03/11/2061 386,438
0.3
1,440,844
1.2
Guatemala : 1.1%
635,000
(1)
Guatemala
Government Bond,
5.250
%,
08/10/2029 611,981
0.5
700,000
(1)
Guatemala
Government Bond,
6.600
%,
06/13/2036 703,500
0.6
1,315,481
1.1
Honduras : 0.3%
250,000  Honduras Government
International Bond,
5.625
%,
06/24/2030 214,297
0.2
200,000  Honduras Government
International Bond,
6.250
%,
01/19/2027 190,437
0.1
404,734
0.3
Hungary : 1.9%
750,000
(1)
Hungary Government
International Bond,
3.125
%,
09/21/2051 479,063
0.4
700,000
(1)
Hungary Government
International Bond,
5.500
%,
06/16/2034 681,844
0.5
500,000  Hungary Government
International Bond,
7.625
%,
03/29/2041 572,656
0.5

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Hungary: (continued)
650,000
(1)
Magyar Export-Import
Bank Zrt,
6.125
%,
12/04/2027 $ 653,859
0.5
2,387,422
1.9
India : 0.3%
500,000
(4)
Export-Import Bank
of India,
2.250
%,
01/13/2031 413,438
0.3
Indonesia : 2.0%
550,000  Indonesia Government
International Bond,
5.250
%,
01/17/2042 541,062
0.4
320,000  Indonesia Government
International Bond,
5.450
%,
09/20/2052 317,910
0.3
1,250,000  Indonesia Government
International Bond,
8.500
%,
10/12/2035 1,582,813
1.3
2,441,785
2.0
Jamaica : 0.9%
400,000  Jamaica Government
International Bond,
7.875
%,
07/28/2045 466,375
0.4
500,000  Jamaica Government
International Bond,
8.000
%,
03/15/2039 586,875
0.5
1,053,250
0.9
Jordan : 0.9%
1,000,000
(1)
Jordan Government
International Bond,
5.850
%,
07/07/2030 900,000
0.7
200,000
(1)
Jordan Government
International Bond,
7.500
%,
01/13/2029 196,000
0.2
1,096,000
0.9
Kenya : 0.4%
500,000  Republic of Kenya
Government
International Bond,
7.250
%,
02/28/2028 455,469
0.4
Lebanon : 0.2%
2,000,000
(5)
Lebanon Government
International Bond,
6.850
%,
03/23/2027 140,000
0.1
2,000,000
(5)
Lebanon Government
International Bond,
6.100
%,
10/04/2022 140,000
0.1
280,000
0.2
Mexico : 2.6%
940,000  Mexico Government
International Bond,
3.250
%,
04/16/2030 827,787
0.7
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Mexico: (continued)
1,150,000  Mexico Government
International Bond,
4.875
%,
05/19/2033 $ 1,063,175
0.9
1,379,000  Mexico Government
International Bond,
6.338
%,
05/04/2053 1,301,776
1.0
3,192,738
2.6
Morocco : 0.3%
500,000
(1)
Morocco Government
International Bond,
4.000
%,
12/15/2050 345,156
0.3
Nigeria : 1.9%
500,000  Nigeria Government
International Bond,
6.500
%,
11/28/2027 464,532
0.4
750,000
(1)
Nigeria Government
International Bond,
7.375
%,
09/28/2033 615,703
0.5
500,000  Nigeria Government
International Bond,
7.696
%,
02/23/2038 388,906
0.3
675,000  Nigeria Government
International Bond,
7.875
%,
02/16/2032 586,406
0.5
300,000  Nigeria Government
International Bond,
7.875
%,
02/16/2032 260,625
0.2
2,316,172
1.9
Oman : 0.9%
600,000  Oman Government
International Bond,
6.000
%,
08/01/2029 610,500
0.5
550,000
(1)
Oman Government
International Bond,
6.500
%,
03/08/2047 550,688
0.4
1,161,188
0.9
Panama : 3.0%
500,000  Panama Government
International Bond,
4.500
%,
04/16/2050 339,062
0.3
550,000  Panama Government
International Bond,
4.500
%,
01/19/2063 353,787
0.3
1,000,000  Panama Government
International Bond,
6.400
%,
02/14/2035 951,750
0.8
550,000  Panama Government
International Bond,
6.700
%,
01/26/2036 537,453
0.4
600,000  Panama Government
International Bond,
6.875
%,
01/31/2036 588,938
0.5
410,000  Panama Government
International Bond,
7.500
%,
03/01/2031 430,116
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Panama: (continued)
540,000  Panama Government
International Bond,
8.000
%,
03/01/2038 $ 570,915
0.4
3,772,021
3.0
Paraguay : 1.7%
145,000  Paraguay Government
International Bond,
5.000
%,
04/15/2026 143,266
0.1
650,000  Paraguay Government
International Bond,
5.600
%,
03/13/2048 578,337
0.5
750,000
(1)
Paraguay Government
International Bond,
5.850
%,
08/21/2033 742,688
0.6
625,000
(1)
Paraguay Government
International Bond,
6.000
%,
02/09/2036 626,172
0.5
2,090,463
1.7
Peru : 0.7%
500,000  Peruvian Government
International Bond,
2.783
%,
01/23/2031 429,500
0.3
500,000  Peruvian Government
International Bond,
5.625
%,
11/18/2050 489,062
0.4
918,562
0.7
Philippines : 1.0%
750,000
(4)
Philippine Government
International Bond,
5.500
%,
01/17/2048 760,547
0.6
500,000  Philippine Government
International Bond,
5.950
%,
10/13/2047 533,125
0.4
1,293,672
1.0
Poland : 1.6%
725,000  Republic of Poland
Government
International Bond,
4.875
%,
10/04/2033 708,463
0.6
1,225,000  Republic of Poland
Government
International Bond,
5.750
%,
11/16/2032 1,270,772
1.0
1,979,235
1.6
Qatar : 0.8%
550,000
(1)
Qatar Government
International Bond,
4.400
%,
04/16/2050 483,656
0.4
500,000
(1)
Qatar Government
International Bond,
4.817
%,
03/14/2049 468,906
0.4
952,562
0.8
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Romania : 3.2%
1,500,000
(1)(4)
Romanian
Government
International Bond,
3.000
%,
02/14/2031 $ 1,249,687
1.0
600,000
(1)
Romanian
Government
International Bond,
3.625
%,
03/27/2032 509,438
0.4
200,000  Romanian
Government
International Bond,
4.000
%,
02/14/2051 139,000
0.1
400,000  Romanian
Government
International Bond,
5.125
%,
06/15/2048 335,000
0.3
1,468,000
(1)
Romanian
Government
International Bond,
6.375
%,
01/30/2034 1,477,836
1.2
200,000  Romanian
Government
International Bond,
7.625
%,
01/17/2053 217,250
0.2
3,928,211
3.2
Saudi Arabia : 2.5%
2,200,000  Saudi Government
International Bond,
3.450
%,
02/02/2061 1,443,750
1.2
800,000  Saudi Government
International Bond,
3.750
%,
01/21/2055 567,500
0.4
1,100,000
(1)
Saudi Government
International Bond,
5.500
%,
10/25/2032 1,126,125
0.9
3,137,375
2.5
Senegal : 0.3%
500,000  Senegal Government
International Bond,
6.250
%,
05/23/2033 420,625
0.3
Serbia : 0.4%
250,000  Serbia International
Bond,
2.125
%,
12/01/2030 200,000
0.2
275,000
(1)
Serbia International
Bond,
6.500
%,
09/26/2033 279,898
0.2
479,898
0.4
South Africa : 2.4%
1,500,000  Republic of South
Africa Government
International Bond,
4.300
%,
10/12/2028 1,380,000
1.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
South Africa: (continued)
950,000  Republic of South
Africa Government
International Bond,
5.875
%,
04/20/2032 $ 883,500
0.7
800,000  Republic of South
Africa Government
International Bond,
6.300
%,
06/22/2048 654,000
0.6
2,917,500
2.4
Sri Lanka : 1.2%
500,000
(1)(5)
Sri Lanka Government
International Bond,
5.875
%,
07/25/2022 285,000
0.2
1,500,000
(1)(5)
Sri Lanka Government
International Bond,
6.825
%,
07/18/2026 885,469
0.7
550,000
(5)
Sri Lanka Government
International Bond,
7.550
%,
03/28/2030 316,387
0.3
1,486,856
1.2
Trinidad and Tobago : 0.3%
400,000
(1)
Trinidad & Tobago
Government
International Bond,
6.400
%,
06/26/2034 398,250
0.3
Turkey : 3.4%
500,000  Turkey Government
International Bond,
5.125
%,
02/17/2028 476,719
0.4
550,000  Turkey Government
International Bond,
6.000
%,
01/14/2041 458,906
0.4
595,000  Turkey Government
International Bond,
6.500
%,
09/20/2033 560,973
0.4
1,000,000  Turkey Government
International Bond,
7.625
%,
04/26/2029 1,023,750
0.8
1,000,000  Turkey Government
International Bond,
9.875
%,
01/15/2028 1,100,938
0.9
600,000
(1)
Turkiye Ihracat Kredi
Bankasi AS,
9.000
%,
01/28/2027 625,312
0.5
4,246,598
3.4
Ukraine : 1.0%
1,111,000
(5)
Ukraine Government
International Bond,
7.253
%,
03/15/2035 321,634
0.3
650,000
(5)
Ukraine Government
International Bond,
7.375
%,
09/25/2034 188,500
0.1
346,000
(1)(5)
Ukraine Government
International Bond,
7.750
%,
09/01/2024 112,104
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Ukraine: (continued)
346,000
(1)(5)
Ukraine Government
International Bond,
7.750
%,
09/01/2025 $ 110,461
0.1
346,000
(1)(5)
Ukraine Government
International Bond,
7.750
%,
09/01/2026 108,298
0.1
346,000
(1)(5)
Ukraine Government
International Bond,
7.750
%,
09/01/2027 106,914
0.1
346,000
(1)(5)
Ukraine Government
International Bond,
7.750
%,
09/01/2028 106,568
0.1
225,000
(1)(5)
Ukraine Government
International Bond,
7.750
%,
09/01/2029 69,187
0.0
500,000
(5)
Ukraine Government
International Bond,
9.750
%,
11/01/2030 160,750
0.1
1,284,416
1.0
United Arab Emirates : 0.2%
250,000
(1)
Finance Department
Government of
Sharjah,
6.500
%,
11/23/2032 259,219
0.2
Uruguay : 0.1%
123,334  Uruguay Government
International Bond,
4.375
%,
10/27/2027 122,348
0.1
51,825  Uruguay Government
International Bond,
4.375
%,
01/23/2031 50,555
0.0
172,903
0.1
Zambia : 0.6%
439,337
(1)
Zambia Government
International Bond,
0.500
%,
12/31/2053 216,923
0.2
553,240
(1)(2)
Zambia Government
International Bond,
5.750
% (Step
Rate @ 7.500%
on 06/30/2031),
06/30/2033 488,753
0.4
705,676
0.6
Total Sovereign Bonds
(Cost $69,768,536)
73,126,695
58.8
CORPORATE BONDS/NOTES : 36.8%
Brazil : 2.2%
600,000
(1)
Ambipar Lux Sarl,
9.875%,
02/06/2031 582,000
0.5
525,000  Minerva Luxembourg
SA, 4.375%,
03/18/2031 435,619
0.3
925,000
(1)
Movida Europe SA,
7.850%,
04/11/2029 871,812
0.7

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Brazil: (continued)
825,000
(1)
Raizen Fuels Finance
S.A., 6.450%,
03/05/2034 $ 839,850
0.7
2,729,281
2.2
Chile : 4.6%
416,000
(1)(3)
Banco del Estado
de Chile, 7.950%,
12/31/2199 430,285
0.3
625,000
(1)
Cencosud SA,
5.950%,
05/28/2031 629,883
0.5
500,000
(1)
Corp Nacional del
Cobre de Chile,
4.500%,
08/01/2047 396,875
0.3
250,000  Corp Nacional del
Cobre de Chile,
5.125%,
02/02/2033 237,969
0.2
725,000
(1)
Corp Nacional del
Cobre de Chile,
5.950%,
01/08/2034 724,456
0.6
625,000
(1)
Corp Nacional del
Cobre de Chile,
6.300%,
09/08/2053 618,555
0.5
400,000
(1)
Empresa de Pasajeros
Metro S.A., 3.693%,
09/13/2061 265,125
0.2
450,000
(1)
Empresa Nacional
del Petroleo, 3.450%,
09/16/2031 384,891
0.3
1,100,000
(1)
Empresa Nacional
del Petroleo, 3.750%,
08/05/2026 1,057,873
0.9
300,000
(1)
Empresa Nacional
del Petroleo, 4.500%,
09/14/2047 224,504
0.2
725,000
(1)
Engie Energia
Chile SA, 6.375%,
04/17/2034 738,140
0.6
5,708,556
4.6
Colombia : 1.6%
990,000  Ecopetrol SA, 8.375%,
01/19/2036 975,150
0.8
900,000  Ecopetrol SA, 8.625%,
01/19/2029 950,490
0.8
1,925,640
1.6
Dominican Republic : 1.0%
1,175,000
(1)
Aeropuertos
Dominicanos Siglo
XXI SA, 7.000%,
06/30/2034 1,191,099
1.0
Guatemala : 0.5%
700,000
(1)
CT Trust, 5.125%,
02/03/2032 621,950
0.5
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
India : 0.3%
425,000
(1)
IRB Infrastructure
Developers Ltd.,
7.110%,
03/11/2032 $ 426,461
0.3
Indonesia : 3.2%
500,000
(1)
Hutama Karya
Persero PT, 3.750%,
05/11/2030 458,906
0.4
500,000
(1)
Pertamina Persero PT,
3.100%,
01/21/2030 446,719
0.3
750,000  Pertamina Persero PT,
5.625%,
05/20/2043 722,850
0.6
550,000  Perusahaan
Perseroan Persero
PT Perusahaan Listrik
Negara, 3.000%,
06/30/2030 476,836
0.4
750,000  Perusahaan
Perseroan Persero
PT Perusahaan Listrik
Negara, 4.125%,
05/15/2027 724,219
0.6
675,000
(1)
Perusahaan
Perseroan Persero
PT Perusahaan Listrik
Negara, 4.125%,
05/15/2027 651,797
0.5
500,000
(1)
Perusahaan
Perseroan Persero
PT Perusahaan Listrik
Negara, 6.250%,
01/25/2049 499,844
0.4
3,981,171
3.2
Isle of Man : 0.3%
400,000  AngloGold Ashanti
Holdings PLC,
3.375%,
11/01/2028 361,500
0.3
Kazakhstan : 0.5%
750,000
(1)
KazMunayGas
National Co. JSC,
3.500%,
04/14/2033 616,641
0.5
Luxembourg : 2.4%
850,000
(1)
Chile Electricity Lux
MPC Sarl, 6.010%,
01/20/2033 862,708
0.7
750,000
(1)
EIG Pearl Holdings
Sarl, 4.387%,
11/30/2046 596,250
0.5
550,000
(1)
Greensaif Pipelines
Bidco Sarl, 6.510%,
02/23/2042 577,844
0.4
950,000
(1)
Minerva Luxembourg
SA, 8.875%,
09/13/2033 987,406
0.8
3,024,208
2.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Malaysia : 1.1%
300,000  Petronas Capital Ltd.,
2.480%,
01/28/2032 $ 248,911
0.2
1,250,000
(1)
Petronas Capital Ltd.,
4.800%,
04/21/2060 1,092,244
0.9
1,341,155
1.1
Mexico : 5.6%
750,000
(1)
Banco Nacional de
Comercio Exterior
SNC/Cayman Islands,
4.375%,
10/14/2025 739,922
0.6
600,000
(3)
Cemex SAB de CV,
5.125%,
12/31/2199 578,532
0.5
350,000
(1)(3)
Cemex SAB de CV,
9.125%,
12/31/2199 374,828
0.3
425,000
(1)
Comision Federal de
Electricidad, 4.688%,
05/15/2029 398,703
0.3
500,000
(1)(4)
Comision Federal de
Electricidad, 6.264%,
02/15/2052 425,000
0.3
350,000  Petroleos Mexicanos,
5.500%,
06/27/2044 213,063
0.2
2,175,000  Petroleos Mexicanos,
6.500%,
03/13/2027 2,076,908
1.7
500,000  Petroleos Mexicanos,
6.500%,
01/23/2029 452,500
0.3
1,135,000  Petroleos Mexicanos,
6.700%,
02/16/2032 951,890
0.8
500,000  Petroleos Mexicanos,
6.750%,
09/21/2047 330,435
0.3
600,000  Petroleos Mexicanos,
6.950%,
01/28/2060 395,250
0.3
6,937,031
5.6
Morocco : 0.7%
900,000
(1)
OCP SA, 6.750%,
05/02/2034 927,000
0.7
Oman : 1.0%
1,300,000
(1)
OQ SAOC, 5.125%,
05/06/2028 1,269,125
1.0
Panama : 1.7%
530,822  AES Panama
Generation Holdings
SRL, 4.375%,
05/31/2030 462,346
0.4
1,075,000  Banco Nacional de
Panama, 2.500%,
08/11/2030 830,437
0.6
1,200,000
(1)
Empresa de
Transmision Electrica
SA, 5.125%,
05/02/2049 874,125
0.7
2,166,908
1.7
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Peru : 2.5%
400,000
(1)
Corp Financiera
de Desarrollo SA,
2.400%,
09/28/2027 $ 360,500
0.3
1,050,000
(1)(4)
Hunt Oil Co. of
Peru LLC Sucursal
Del Peru, 8.550%,
09/18/2033 1,139,578
0.9
250,000  Petroleos del Peru SA,
4.750%,
06/19/2032 187,656
0.2
1,000,000
(1)
Petroleos del Peru SA,
5.625%,
06/19/2047 635,000
0.5
810,000
(1)
Pluspetrol Camisea
SA / Pluspetrol Lote
56 SA, 6.240%,
07/03/2036 809,595
0.6
3,132,329
2.5
Poland : 1.4%
875,000
(1)
Bank Gospodarstwa
Krajowego, 5.375%,
05/22/2033 869,247
0.7
850,000
(1)
Bank Gospodarstwa
Krajowego, 6.250%,
10/31/2028 880,982
0.7
1,750,229
1.4
Qatar : 0.6%
1,000,000
(1)
QatarEnergy, 3.300%,
07/12/2051 701,250
0.6
South Africa : 0.6%
800,000
(1)
Eskom Holdings
SOC Ltd., 6.350%,
08/10/2028 777,400
0.6
Tanzania : 0.4%
600,000  AngloGold Ashanti
Holdings PLC,
3.750%,
10/01/2030 527,063
0.4
Turkey : 2.3%
675,000
(1)
Akbank TAS, 7.498%,
01/20/2030 672,810
0.6
1,475,000
(1)
Sisecam UK PLC,
8.250%,
05/02/2029 1,500,351
1.2
625,000
(1)
WE Soda Investments
Holding PLC, 9.375%,
02/14/2031 639,453
0.5
2,812,614
2.3
United Arab Emirates : 2.0%
550,000  DP World Crescent
Ltd., 3.875%,
07/18/2029 516,656
0.4
243,120
(1)
Galaxy Pipeline Assets
Bidco Ltd., 2.160%,
03/31/2034 209,159
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United Arab Emirates: (continued)
572,363
(1)
Galaxy Pipeline Assets
Bidco Ltd., 2.940%,
09/30/2040 $ 463,614
0.4
975,000
(1)
MDGH GMTN
RSC Ltd., 4.375%,
11/22/2033 921,375
0.7
400,000
(1)
MDGH GMTN
RSC Ltd., 5.500%,
04/28/2033 411,875
0.3
2,522,679
2.0
Venezuela : 0.3%
1,000,000
(5)
Petroleos de
Venezuela SA,
9.000%,
11/17/2021 129,000
0.1
1,750,000
(5)
Petroleos de
Venezuela SA,
9.750%,
05/17/2035 238,875
0.2
367,875
0.3
Total Corporate
Bonds/Notes
(Cost $45,355,841)
45,819,165
36.8
Total Long-Term
Investments
(Cost $115,124,377)
118,945,860
95.6
SHORT-TERM INVESTMENTS : 8.7%
Commercial Paper : 2.0%
1,000,000  Keurig Dr. Pepper,
Inc.,
11.040
%,
07/02/2024 999,397
0.8
500,000  Sherwin-Williams Co.,
16.530
%,
07/01/2024 499,774
0.4
1,000,000  Walmart, Inc.,
16.090
%,
07/01/2024 999,561
0.8
Total Commercial
Paper
(Cost $2,499,848)
2,498,732
2.0
Repurchase Agreements : 4.0%
220,198
(6)
Bank of America
Securites, Inc.,
Repurchase
Agreement dated
06/28/2024, 5.330%,
due 07/01/2024
(Repurchase
Amount $220,294,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
6.500%, Market
Value plus accrued
interest $224,602, due
01/01/31-05/01/54)
220,198
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,196,080
(6)
Cantor Fitzgerald
Securities,
Repurchase
Agreement dated
06/28/2024, 5.430%,
due 07/01/2024
(Repurchase
Amount $1,196,614,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,220,002, due
08/08/24-04/20/74)
$ 1,196,080
1.0
1,196,080
(6)
CF Secured LLC,
Repurchase
Agreement dated
06/28/2024, 5.430%,
due 07/01/2024
(Repurchase
Amount $1,196,614,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
8.500%, Market Value
plus accrued interest
$1,220,002, due
04/30/27-04/20/72)
1,196,080
0.9
1,196,080
(6)
Deutsche Bank
Securities Inc.,
Repurchase
Agreement dated
06/28/2024, 5.310%,
due 07/01/2024
(Repurchase
Amount $1,196,602,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
5.500%, Market Value
plus accrued interest
$1,220,002, due
08/15/24-03/01/54)
1,196,080
0.9

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,196,080
(6)
Nomura Securities
International,
Inc., Repurchase
Agreement dated
06/28/2024, 5.320%,
due 07/01/2024
(Repurchase
Amount $1,196,603,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.500%-
6.500%, Market Value
plus accrued interest
$1,220,002, due
04/30/26-08/01/58)
$ 1,196,080
1.0
Total Repurchase
Agreements
(Cost $5,004,518)
5,004,518
4.0
U.S. Government Agency Obligations : 0.8%
1,000,000
(7)
Federal Home Loan
Bank Discount Notes,
5.333
%,
07/04/2024
(Cost $999,854)
1,000,000
0.8
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.9%
2,314,000
(8)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.220%
(Cost $2,314,000) $ 2,314,000 1.9
Total Short-Term
Investments
(Cost $10,818,220)
10,817,250
8.7
Total Investments in
Securities
(Cost $125,942,597) $ 129,763,110 104.3
Liabilities in Excess
of Other Assets (5,298,685) (4.3)
Net Assets $ 124,464,425 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30,
2024.
(3)
Variable rate security. Rate shown is the rate in effect as of June
30, 2024.
(4)
Security, or a portion of the security, is on loan.
(5)
Defaulted security.
(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2024.
(8)
Rate shown is the 7-day yield as of June 30, 2024.
Sector Diversiﬁcation
Percentage
of Net Assets
Sovereign Bonds 58.8%
Energy 15.2
Utilities 5.5
Financial 4.9
Industrial 4.0
Basic Materials 3.6
Consumer, Non-cyclical 3.1
Communications 0.5
Short-Term Investments 8.7
Liabilities in Excess of Other Assets (4.3)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2024
Asset Table
Investments, at fair value
Sovereign Bonds $ — $ 73,126,695 $ — $ 73,126,695
Corporate Bonds/Notes — 45,819,165 — 45,819,165
Short-Term Investments 2,314,000 8,503,250 — 10,817,250
Total Investments, at fair value $ 2,314,000 $ 127,449,110 $ — $ 129,763,110
Other Financial Instruments+
Futures 14,203 — — 14,203
Total Assets $ 2,328,203 $ 127,449,110 $ — $ 129,777,313
Liabilities Table
Other Financial Instruments+
Futures $ (84,740) $ — $ — $ (84,740)
Total Liabilities $ (84,740) $ — $ — $ (84,740)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At June 30, 2024, the following futures contracts were outstanding for Voya VACS Series EMHCD Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 13 09/30/24 $ 2,654,844 $ (1,751)
U.S. Treasury 5-Year Note 59 09/30/24 6,288,109 (7,637)
U.S. Treasury Long Bond 18 09/19/24 2,129,625 (6,343)
U.S. Treasury Ultra Long Bond 28 09/19/24 3,509,625 14,203
$ 14,582,203 $ (1,528)
Short Contracts:
U.S. Treasury 10-Year Note (9) 09/19/24 (989,859) (2,536)
U.S. Treasury Ultra 10-Year Note (120) 09/19/24 (13,623,750) (66,473)
$ (14,613,609) $ (69,009)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 5,151,643
Gross Unrealized Depreciation (1,331,130)
Net Unrealized Appreciation $ 3,820,513